Business, Liquidity and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Schedule of Accounts Receivable

	2015	2014
Accounts receivable trade	$920,022	$1,821,704
Accounts receivable - Harmonized sales tax	211,972	241,981
Allowance for doubtful accounts	(74,289)	(34,289)

	$1,057,705	$2,029,396

Schedule of Inventory By Using First-In First-Out Method

Inventory is relieved using the first-in, first-out method and consists of the following at March 31, 2015 and 2014.

	2015	2014
Current inventory – Catheters	$79,604	$518,763
Non-current inventory - Consoles	190,276	190,276

	$269,880	$709,039